Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended December 31, 2020		Year ended December 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	5,535,000	$0.34	3,960,000	$0.36
Options granted	5,625,000	0.52	2,175,000	0.30
Options exercised	(4,060,000)	0.35	(375,000)	0.10
Options expired/forfeited	(100,000)	0.30	(225,000)	0.64
Options outstanding, ending	7,000,000	$0.48	5,535,000	$0.34
Options exercisable, ending	2,731,250	$0.42	5,253,750	$0.34

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise price	Weighted average contractual life	Number of options outstanding
$0.10	0.50 years	500,000
$0.30	3.57 years	50,000
$0.35	2.96 years	300,000
$0.40	1.76 years	150,000
$0.52	5.00 years	5,625,000
$0.55	2.10 years	300,000
$0.60	1.82 years	75,000
$0.48	4.35 years	7,000,000

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2020	2019
Share price	$0.51	$0.25
Exercise price	$0.52	$0.30
Expected life of options	5.0 years	4.9 years
Annualized volatility	130%	149%
Risk-free interest rate	0.80%	2.10%
Dividend rate	0%	0%

Disclosure of detailed information about warrants, activity [Table Text Block]
	Year ended December 31, 2020		Year ended December 31, 2019
	Number of warrants	Average exercise price	Number of warrants	Average exercise price
Warrants outstanding, beginning	11,870,001	$0.29	23,876,801	$0.20
Warrants issued	—		—
Warrants exercised	(10,790,835)	0.25	(11,970,000)	0.10
Warrants expired	(839,166)	0.70	(36,800)	0.70
Warrants outstanding, ending	240,000	$0.70	11,870,001	$0.29

Disclosure of detailed information about warrants outstanding [Table Text Block]
Exercise price	Weighted average contractual life	Number of warrants outstanding
$0.70	0.01 years	(1)240,000
$0.70	0.01 years	240,000

(1)Subsequent to December 31, 2020, these warrants expired unexercised.